SCHEDULE OF REVENUE BY REGION (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 13,688,400	$ 11,698,830
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	13,096,937	10,735,624
Overseas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 591,463	$ 963,206